Net sales - geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Sales of goods [Line Items]
Less: Royalty contributions (see Note 2(k))	$ (12,832)	$ (21,388)	$ (30,884)
Revenue from sale of goods	821,930	1,106,329	1,187,206
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	2,896,894	3,061,930	3,211,266
Less: Royalty contributions (see Note 2(k))	(6,828)	(7,904)	(8,335)
Revenue from sale of goods	2,890,066	3,054,026	3,202,931
Sociedad Minera Cerro Verde S.A.A. [Member] | Asia [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	2,374,350	2,404,530	2,416,826
Sociedad Minera Cerro Verde S.A.A. [Member] | North America [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	265,599	295,448	287,174
Sociedad Minera Cerro Verde S.A.A. [Member] | South America primarily Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	168,077	136,400	193,174
Sociedad Minera Cerro Verde S.A.A. [Member] | Europe [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	77,716	209,894	314,092
Sociedad Minera Cerro Verde S.A.A. [Member] | America - other than Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	$ 11,152	$ 15,658	$ 0